United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/99

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell,  Philadelphia, PA     February 10, 2000

Report Type  ( Check Only One.):
[  x   ]  		3F HOLDINGS REPORT
[      ]		13F NOTICE
[      ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Entry Total:  $96,697
					         (thousands)














Form 13F Imformation Table









Column 1
Column
2
Column 3
Column
4
Column
5
Column
6
Column
7
Column 8
















TITLE











OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY



NAME OF ISSUER
CLASS
CUSIP
(x$1000
)
PRN AMT
PRN CALL
DSCRETN
MNGS
SOLE SHARED NONE






VIACOM INC
CL B
925524 30 8
$5,702
94,346
sh
sole
none
            x



INTERNATIONA BUSINESS MACHS
COM
459200 10 1
$5,167
47,895
sh
sole
none
            x



GENERAL ELEC CO
COM
369604 10 3
$4,828
31,201
sh
sole
none
            x



CISCO SYS INC
COM
17275R 10 2
$4,370
40,791
sh
sole
none
            x



FDX CORP
COM
31304N 10 7
$4,115
100,516
sh
sole
none
            x



AFLAC INC
COM
001055 10 2
$3,780
80,103
sh
sole
none
            x



MERCK & CO INC
COM
589331 10 7
$2,656
39,531
sh
sole
none
            x



BOEING CO
COM
097023 10 5
$2,632
63,515
sh
sole
none
            x



DETLA AIR LINES INC DEL
COM
247361 10 8
$2,440
48,983
sh
sole
none
            x



PERKINELMER INC.
COM
714046 10 9
$2,396
57,470
sh
sole
none
            x



GENERAL MTRS CORP
COM
370442 10 5
$2,343
32,233
sh
sole
none
            x



HSB GOUP INC
COM
40428N 10 9
$2,329
68,882
sh
sole
none
            x



PEPSICO INC
COM
713448 10 8
$2,195
62,271
sh
sole
none
            x



EXXON MOBIL CORP
COM
30231G 10 2
$1,964
24,373
sh
sole
none
            x



JOHNSON & JOHNSON
COM
478160 10 4
$1,948
20,890
sh
sole
none
            x



BLACK & DECKER CORP
COM
091797 10 0
$1,908
36,520
sh
sole
none
            x



GENERAL GROWTH PPTYS INC
COM
370021 10 7
$1,873
66,878
sh
sole
none
            x



PITNEY BOWES
COM
724479 10 0
$1,778
36,805
sh
sole
none
            x



BELLSOUTH CORP
COM
079860 10 2
$1,661
35,474
sh
sole
none
            x



MOTOROLA INC
COM
620076 10 9
$1,648
11,190
sh
sole
none
            x



SARA LEE CORP
COM
803111 10 3
$1,616
73,258
sh
sole
none
            x



GOODRICH B F CO
COM
382388 10 6
$1,501
54,595
sh
sole
none
            x



BP AMOCO PLC
SPNRD
ADR
055622 10 4
$1,485
25,042
sh
sole
none
            x



E TOWN
COM
269242 10 3
$1,470
23,615
sh
sole
none
            x



ABBOT LABS
COM
002824 10 0
$1,399
38,520
sh
sole
none
            x



BELL ATLANTIC CORP
COM
077853 10 9
$1,357
22,050
sh
sole
none
            x



CMS ENERGY CORP
COM
125896 10 0
$1,312
42,077
sh
sole
none
            x



WARNER LAMBERT CO
COM
934488 10 7
$1,291
15,755
sh
sole
none
            x



HERSHEY FOODS CORP
COM
427866 10 8
$1,202
25,342
sh
sole
none
            x



BESTFOODS
COM
08658U 10 1
$1,169
22,235
sh
sole
none
            x



PROCTOR & GAMBLE CO
COM
742718 10 9
$1,156
10,555
sh
sole
none
            x



COMPAQ COMPUTER CORP
COM
204493 10 0
$1,127
41,662
sh
sole
none
            x



UNISYS CORP
COM
909214 10 8
$1,121
35,090
sh
sole
none
            x



TEXTRON INC
COM
883203 10 1
$1,056
13,775
sh
sole
none
            x



XEROX CORP
COM
984121 10 3
$1,041
45,865
sh
sole
none
            x



BELDEN INC
COM
077459 10 5
$928
44,170
sh
sole
none
            x



ARTESIAN RESOURCES CORP
CL A
043113 20 8
$919
29,164
sh
sole
none
            x



MEDTRONIC INC
COM
585055 10 6
$891
24,443
sh
sole
none
            x



RPM INC OHIO
COM
749685 10 3
$838
82,210
sh
sole
none
            x



AMCAST INDL CORP
COM
023395 10 6
$803
49,020
sh
sole
none
            x



ROYAL DUTCH PETE CO
NY REG
GLD
1.25
780257 80 4
$759
12,540
sh
sole
none
            x



VALLEY NATIONAL BANK
COM
919794 10 7
$746
26,627
sh
sole
none
            x



BRISTOL MYERS SQUIBB CO
COM
110122 10 8
$712
11,093
sh
sole
none
            x



GILLETTE CO
COM
375766 10 2
$707
17,159
sh
sole
none
            x



LUCENT TECHNOLOGIES INC
COM
549463 10 7
$677
9,020
sh
sole
none
            x



UNIVERSAL FST PPRODS INC
COM
913543 10 4
$636
43,142
sh
sole
none
            x



DU PONT EI DE NEMOURS & CO
COM
263534 10 9
$612
9,294
sh
sole
none
            x



PHILP MORRIS COS INC
COM
718154 10 7
$561
24,380
sh
sole
none
            x



AMR CORP
COM
001765 10 6
$556
8,300
sh
sole
none
            x



MICROSOFT
COM
594918 10 4
$552
4,725
sh
sole
none
            x



COMMERCE BANCORP INC NJ
COM
200519 10 6
$531
13,139
sh
sole
none
            x



SAFEWAY INC
COM
NEW
786514 20 8
$528
14,770
sh
sole
none
            x



HOME DEPOT INC
COM
437076 10 2
$491
7,134
sh
sole
none
            x



UNIVERSAL FOODS CORP
COM
913538 10 4
$466
22,890
sh
sole
none
            x



NISOURCE INC
COM
65473P 10 5
$458
25,610
sh
sole
none
            x



DELPHI AUTOMOTIVE SYS CORP
COM
247126 10 5
$452
28,686
sh
sole
none
            x



PFIZER INC
COM
717081 10 3
$437
13,466
sh
sole
none
            x



INTEL CORPORATION
COM
458140 10 0
$427
5,183
sh
sole
none
            x



O M GROUP INC.
COM
670872 10 0
$427
12,385
sh
sole
none
            x



HARRIS & HARRIS GROUP INC
COM
413833 10 4
$337
29,287
sh
sole
none
            x



DREW INDS INC
COM
NEW
26168L 20 5
$327
36,355
sh
sole
none
            x



NEWELL RUBBERMAID INC
COM
651229 10 6
$322
11,105
sh
sole
none
            x



SBC COMMUNICATIONS INC
COM
78387G 10 3
$274
5,630
sh
sole
none
            x



BETHLEHEM STL CORP
COM
087509 10 5
$268
31,975
sh
sole
none
            x



OTTER TAIL PWR CO
COM
689648 10 3
$263
7,010
sh
sole
none
            x



AT&T CORP
COM
001957 10 9
$259
5,104
sh
sole
none
            x



ELAN PLC
ADR
284131 20 8
$253
8,574
sh
sole
none
            x



EMC CORP MASS
COM
268648 10 2
$247
2,261
sh
sole
none
            x



FORTUNE BRANDS INC
COM
349631 10 1
$237
7,155
sh
sole
none
            x



MCI WORDLCOM INC
COM
55268B 10 6
$234
4,415
sh
sole
none
            x



WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
$234
15,590
sh
sole
none
            x



FINOVA GROUP INC
COM
317928 10 9
$232
6,545
sh
sole
none
            x



HELMERICH & PAYNE INC
COM
423452 10 1
$224
10,300
sh
sole
none
            x



GENUINE PARTS CO
COM
372460 10 5
$214
8,635
sh
sole
none
            x



CITIGROUP INC
COM
172967 10 1
$213
3,828
sh
sole
none
            x



DISNEY WALT CO
COM
DISNEY
254687 10 6
$207
7,065
sh
sole
none
            x



AMERICA ONLINE INC DEL
COM
023645 10 4
$202
2,660
sh
sole
none
            x














